T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 21.3%
Auto Backed 9.4%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	188	190
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	392	395
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	240	241
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	227	228
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	915	912
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.648%, 6/15/33 (1)	623	621
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	502	499
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B, 4.501%, 9/15/33 (1)	1,256	1,250
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class A2, 4.582%, 3/15/34 (1)	2,550	2,541
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class B, 4.709%, 3/15/34 (1)	446	445
Ally Bank Auto Credit-Linked Notes, Series 2026-B, Class A2, 4.834%, 6/15/34 (1)	5,335	5,329
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	13	13
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	71	71
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	89	90
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	555	545
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 4.743%, 12/26/31 (1)	58	58
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25%, 11/17/31	4,845	4,810
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27%, 1/15/30	245	244
Bridgecrest Lending Auto Securitization Trust, Series 2026-3, Class B, 4.84%, 4/15/32	1,915	1,914
Carmax Auto Owner Trust, Series 2022-3, Class D, 6.20%, 1/16/29	1,105	1,105
Carmax Auto Owner Trust, Series 2026-3, Class A2, 4.36%, 10/15/29	2,310	2,310
CarMax Select Receivables Trust, Series 2026-B, Class A2, 4.35%, 4/16/29	2,295	2,294
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28	17	17
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28	32	32
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28	155	152
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	22	22
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	2	2
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	64	64
Carvana Auto Receivables Trust, Series 2022-P1, Class B, 3.00%, 2/10/28	3,325	3,313
Carvana Auto Receivables Trust, Series 2022-P2, Class B, 5.08%, 4/10/28	220	220
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	358	358
Carvana Auto Receivables Trust, Series 2023-P1, Class B, 6.21%, 4/10/29 (1)	180	183
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	1,546	1,551
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	2,385	2,396
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	2,000	2,022
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	1,001
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	123	123
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	337	337
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	874	876
Carvana Auto Receivables Trust, Series 2025-P2, Class A2, 4.56%, 8/10/28	107	107
Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.55%, 8/12/30	1,180	1,180
Carvana Auto Receivables Trust, Series 2025-P4, Class A2, 4.19%, 3/12/29	2,476	2,475
Carvana Auto Receivables Trust, Series 2025-P4, Class B, 4.59%, 1/12/32	20	20

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2026-P2, Class A3, 4.77%, 4/10/31	3,575	3,572
Carvana Auto Receivables Trust, Series 2026-P3, Class A2, 4.53%, 11/12/29	3,250	3,246
Carvana Auto Receivables Trust, Series 2026-P3, Class A3, 4.76%, 8/11/31	3,940	3,930
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	674	673
Chase Auto Credit Linked Notes, Series 2026-1, Class B, 4.938%, 7/25/34 (1)	1,639	1,637
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	462	460
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, 9/15/32	532	533
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79%, 9/15/32	1,000	1,002
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	11	11
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	45	45
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	121	121
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	208	209
Enterprise Fleet Financing, Series 2026-2, Class A3, 4.51%, 6/20/30 (1)	50	50
Enterprise Fleet Financing, Series 2026-3, Class A2, 4.50%, 5/21/29 (1)	2,500	2,496
Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	2	2
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	338	338
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, 7/16/29	379	380
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86%, 2/15/30	530	531
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	840	838
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24%, 11/15/29	485	484
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28%, 7/15/30	1,635	1,626
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22%, 10/15/30	1,455	1,444
Exeter Automobile Receivables Trust, Series 2026-2A, Class A2, 4.31%, 11/15/28	347	347
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66%, 1/15/31	1,735	1,726
Exeter Automobile Receivables Trust, Series 2026-3A, Class B, 4.70%, 3/17/31	990	986
Exeter Automobile Receivables Trust, Series 2026-4A, Class A3, 4.56%, 10/15/30	430	429
Exeter Automobile Receivables Trust, Series 2026-4A, Class B, 4.87%, 6/16/31	1,135	1,133
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69%, 4/15/30	2,327	2,329
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A3, 4.67%, 6/16/31	1,240	1,237
Ford Credit Auto Owner Trust, Series 2021-2, Class B, 1.91%, 5/15/34 (1)	100	99
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	637	641
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	394
Ford Credit Floorplan Master Owner Trust A, Series 2025-2, Class B, 4.33%, 9/15/30	760	752
Ford Credit Floorplan Master Owner Trust A, Series 2026-1, Class B, 4.61%, 5/15/31	1,370	1,359
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	4,785	4,797
GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	700	701
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,500	1,501
GMF Floorplan Owner Revolving Trust, Series 2026-1A, Class B, 4.79%, 5/15/31 (1)	2,570	2,552
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	698	702
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	236	236
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	1,397	1,395
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/33 (1)	1,764	1,755
Huntington Bank Auto Credit-Linked Notes, Series 2026-1, Class B1, 4.503%, 2/20/34 (1)	1,771	1,750
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.94%, 8/15/29 (1)	1,022	1,025
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class B, 4.16%, 5/15/30 (1)	1,200	1,187
Hyundai Auto Receivables Trust, Series 2026-B, Class B, 4.81%, 2/17/32	45	45

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	1,755	1,746
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	134	134
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	755	763
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (1)	900	924
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	1,555	1,543
Octane Recievables Trust, Series 2026-RVM1, Class A, 4.92%, 6/20/47 (1)	4,115	4,114
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	702	706
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.605%, 6/15/32 (1)	1,242	1,257
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	822	824
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	153	153
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.484%, 1/16/34 (1)	265	264
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class A2, 4.657%, 7/17/34 (1)	1,208	1,203
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class B, 4.806%, 7/17/34 (1)	300	299
Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	177	178
Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, 4/16/29	594	597
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	748	751
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	34	34
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,730	2,735
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27%, 1/15/32	850	845
Santander Drive Auto Receivables Trust, Series 2026-1, Class B, 4.07%, 4/15/32	1,865	1,841
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	208	209
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925%, 12/29/32 (1)	472	473
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284%, 3/25/33 (1)	2,862	2,838
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	265	268
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A4, 5.26%, 8/20/30 (1)	145	146
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,627	1,631
SFS Auto Receivables Securitization Trust, Series 2026-2A, Class A3, 4.54%, 1/20/32 (1)	2,385	2,377
Stellantis Financial Floorplan Master Auto Owner Trust, Series 2026-1A, Class A, 4.77%, 8/20/31 (1)	1,720	1,713
Stellantis Financial Floorplan Master Auto Owner Trust, Series 2026-1A, Class B, 4.89%, 8/20/31 (1)	940	937
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 7/20/27 (1)	213	213
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class B, 4.74%, 4/20/29 (1)	1,170	1,170
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	870	867
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class B, 4.25%, 12/20/29 (1)	575	568
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A3, 4.35%, 11/20/29 (1)	145	144
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A4, 4.41%, 4/22/30 (1)	1,160	1,150
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class B, 4.61%, 4/22/30 (1)	2,955	2,928
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-BA, Class A3, 4.52%, 11/20/29 (1)	2,860	2,850
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067%, 6/26/34 (1)	5,570	5,550
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	125	126

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 6/15/28 (1)	246	246
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	75	75
Wheels Fleet Lease Funding, Series 2026-1, Class A2A, 4.30%, 4/18/39 (1)	1,545	1,541
Wheels Fleet Lease Funding 1, Series 2023-1A, Class B, 5.80%, 4/18/38 (1)	150	151
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29	128	129
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 4/15/31 (1)	2,000	1,982
		146,455
Collateralized Debt Obligations 8.0%
522 Funding, Series 2019-5A, Class AR2, CLO, FRN, 3M TSFR + 1.02%, 4.773%, 4/15/35 (1)	6,389	6,394
Bain Capital Credit, Series 2020-2A, Class AR3, CLO, FRN, 3M TSFR + 0.98%, 4.709%, 7/19/34 (1)	4,180	4,179
Bain Capital Credit, Series 2020-5A, Class ARR, CLO, FRN, 3M TSFR + 1.15%, 4.879%, 4/20/34 (1)	6,750	6,750
Bain Capital Credit, Series 2021-4A, Class A1RR, CLO, FRN, 3M TSFR + 1.00%, 4.729%, 10/20/34 (1)	5,000	5,001
Battalion, Series 2016-10A, Class A1R3, CLO, FRN, 3M TSFR + 1.14%, 4.915%, 1/24/35 (1)	4,760	4,762
Battalion XIX, Series 2021-19A, Class AR, CLO, FRN, 3M TSFR + 1.04%, 4.793%, 4/15/34 (1)	7,419	7,418
Battalion XV, Series 2020-15A, Class A1RR, CLO, FRN, 3M TSFR + 0.98%, 4.73%, 1/17/33 (1)	1,098	1,099
Bethpage Park, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.06%, 4.813%, 10/15/36 (1)	2,675	2,676
BlueMountain, Series 2018-3A, Class A1R, CLO, FRN, 3M TSFR + 1.19%, 5.00%, 10/25/30 (1)	62	62
Cerberus Loan Funding XLIV, Series 2023-5A, Class A1R, FRN, 3M TSFR + 1.52%, 5.273%, 1/15/36 (1)	5,310	5,304
CIFC Funding, Series 2022-3A, Class AR, FRN, 3M TSFR + 0.95%, 4.684%, 4/21/35 (1)	4,500	4,500
Dryden 53, Series 2017-53A, Class AR, CLO, FRN, 3M TSFR + 1.00%, 4.753%, 1/15/31 (1)	832	831
Dryden 80, Series 2019-80A, Class ARR, CLO, FRN, 3M TSFR + 0.95%, 4.70%, 1/17/33 (1)	1,990	1,990
Fortress Credit BSL, Series 2021-3AR, Class AR, CLO, FRN, 3M TSFR + 0.96%, 4.703%, 7/20/34 (1)(2)	2,285	2,285
Fortress Credit BSL XIII, Series 2021-2A, Class AR, CLO, FRN, 3M TSFR + 1.00%, 4.692%, 7/20/34 (1)	2,080	2,080
Fortress Credit BSL XIV, Series 2021-5A, Class AR, CLO, FRN, 3M TSFR + 1.03%, 4.765%, 10/23/34 (1)	3,800	3,800
Fortress Credit BSL XVII, Series 2022-1A, Class A1R, CLO, FRN, 3M TSFR + 1.05%, 4.802%, 10/23/34 (1)	7,105	7,107
Invesco, Series 2021-1AR, Class A1R, CLO, FRN, 3M TSFR + 0.92%, 4.687%, 4/15/34 (1)(2)	10,000	10,000
Jamestown XV, Series 2020-15A, Class A1R2, CLO, FRN, 3M TSFR + 1.05%, 4.803%, 7/15/35 (1)	5,000	5,004
KKR 18, Series 18, Class A1R2, CLO, FRN, 3M TSFR + 1.05%, 4.779%, 10/18/35 (1)	1,665	1,665
KKR 40, Series 40A, Class AR, CLO, FRN, 3M TSFR + 1.30%, 5.029%, 10/20/34 (1)	3,422	3,422
KKR 49, Series 49A, Class X, CLO, FRN, 3M TSFR + 1.10%, 4.829%, 10/20/37 (1)	510	511
LCM 39, Series 39A, Class A1R2, FRN, 3M TSFR + 1.04%, 4.793%, 10/15/34 (1)	2,140	2,142
Madison Park Funding L, Series 2021-50A, Class AR, FRN, 3M TSFR + 0.97%, 4.699%, 4/19/34 (1)	4,724	4,722

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Madison Park Funding LII, Series 2021-52A, Class AR, FRN, 3M TSFR + 1.10%, 4.833%, 1/22/35 (1)	3,000	3,002
Madison Park Funding XLII, Series 13A, Class AR2, FRN, 3M TSFR + 0.92%, 4.672%, 11/21/30 (1)	861	861
Neuberger Berman Loan Advisers, Series 2022-50A, Class AR2, CLO, FRN, 3M TSFR + 1.04%, 4.792%, 7/23/36 (1)	1,615	1,615
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, CLO, FRN, 3M TSFR + 1.25%, 4.999%, 11/13/31 (1)	641	641
OZLM XIX, Series 2017-19A, Class A1R3, FRN, 3M TSFR + 1.00%, 4.753%, 1/15/35 (1)	3,265	3,265
OZLM XV, Series 2016-15A, Class A1R3, FRN, 3M TSFR + 1.05%, 4.779%, 4/20/33 (1)	1,052	1,052
Post, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.08%, 4.833%, 10/15/34 (1)	980	980
RAD, Series 2023-21A, Class A1R, CLO, FRN, 3M TSFR + 1.07%, 4.88%, 1/25/37 (1)	245	245
Trinitas XVI, Series 2021-16AR, Class A1R2, CLO, FRN, 3M TSFR + 0.94%, 4.707%, 7/20/34 (1)(2)	11,000	11,000
Wellfleet, Series 2021-2A, Class A1R, ClO, FRN, 3M TSFR + 1.15%, 4.903%, 7/15/34 (1)	3,360	3,361
Wind River, Series 2022-1AR, Class ARR, CLO, FRN, 3M TSFR + 1.15%, 4.879%, 7/20/35 (1)	4,220	4,222
		123,948
Equipment Lease Heavy Duty 2.1%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	1,305	1,314
Amur Equipment Finance Receivables XV, Series 2025-1A, Class A2, 4.70%, 9/22/31 (1)	732	732
Amur Equipment Finance Receivables XVI, Series 2026-1A, Class A2, 4.73%, 11/21/33 (1)	2,815	2,814
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	413	416
Auxilior Term Funding, Series 2026-1A, Class A2, 4.64%, 2/15/29 (1)	1,060	1,060
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05%, 3/15/29 (1)	214	215
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41%, 3/15/30 (1)	275	276
Clarus Capital Funding, Series 2026-1A, Class A2, 4.52%, 11/20/34 (1)	3,675	3,663
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	1,197	1,202
Crossroads Asset Trust, Series 2025-A, Class A2, 4.91%, 2/20/32 (1)	224	225
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	105
Dell Equipment Finance Trust, Series 2026-1A, Class C, 4.80%, 12/22/31 (1)	305	303
Dext ABS, Series 2025-2, Class A2, 4.10%, 4/17/28 (1)	887	886
Dext ABS, Series 2025-2, Class A3, 4.23%, 4/15/36 (1)	355	352
Dext ABS, Series 2025-2, Class B, 4.66%, 4/15/36 (1)	1,105	1,091
DLLAA, Series 2026-1A, Class A2, 4.95%, 5/21/29 (1)	1,750	1,748
DLLAA, Series 2026-1A, Class A3, 5.18%, 4/21/31 (1)	3,460	3,447
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class A2, 4.47%, 1/16/29 (1)	1,495	1,494
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	174	175
M&T Equipment, Series 2026-1A, Class A2, 4.56%, 3/19/29 (1)	2,960	2,959
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27 (1)	1,176	1,178
NMEF Funding, Series 2025-B, Class A2, 4.64%, 1/18/33 (1)	404	405
NMEF Funding, Series 2025-B, Class B, 4.73%, 1/18/33 (1)	115	115
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	779	781
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	729	731
Post Road Equipment Finance, Series 2026-1A, Class A2, 4.47%, 1/18/33 (1)	3,145	3,131
SCF Equipment Leasing, Series 2023-1A, Class A3, 6.17%, 5/20/32 (1)	70	70
SCF Equipment Leasing, Series 2023-1A, Class B, 6.37%, 5/20/32 (1)	43	44

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SCF Equipment Leasing, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	95	95
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	49	49
Verdant Receivables, Series 2025-1A, Class A2, 4.85%, 3/13/28 (1)	963	964
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	417	416
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	1,054	1,042
		33,498
Other Asset-Backed Securities 1.8%
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56%, 10/15/30 (1)	1,955	1,955
Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.59%, 4/15/31 (1)	335	334
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	1,695	1,696
Affirm Master Trust, Series 2025-3A, Class A, 4.45%, 10/16/34 (1)	3,150	3,122
Affirm Master Trust, Series 2026-1A, Class A, 4.37%, 2/15/34 (1)	2,430	2,413
Affirm Master Trust, Series 2026-3A, Class A, 4.78%, 8/15/34 (1)	2,620	2,614
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,652
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	121	122
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	330	331
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	53	52
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	158	158
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	31	31
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,593	1,600
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	28	28
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	14	14
MVW, Series 2021-2A, Class A, 1.43%, 5/20/39 (1)	90	86
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	33	29
Nelnet Student Loan Trust, Series 2021-BA, Class AFL, FRN, 1M TSFR + 0.89%, 4.547%, 4/20/62 (1)	620	617
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 4.457%, 4/20/62 (1)	25	25
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	188	189
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	2,013	2,015
OneMain Financial Issuance Trust, Series 2026-2A, Class A, 4.98%, 1/14/38 (1)	6,835	6,821
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class A2, 5.644%, 12/15/33 (1)	178	180
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	92	92
Sierra Timeshare Receivables Funding, Series 2025-1A, Class C, 3.94%, 10/20/38 (1)	72	72
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	158	159
Verizon Master Trust, Series 2024-6, Class B, 4.42%, 8/20/30	970	968
		27,375
Student Loans 0.0%
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, FRN, 1M TSFR + 1.16%, 4.803%, 12/15/59 (1)	127	127
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	25	24
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	31	29
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	35	33
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	45	40

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nelnet Student Loan Trust, Series 2020-1A, Class A, FRN, 1M TSFR + 0.85%, 4.522%, 3/26/68 (1)	31	31
		284
Total Asset-Backed Securities (Cost $332,184)		331,560
CORPORATE BONDS 48.7%
Aerospace & Defense 1.3%
Boeing, 2.80%, 3/1/27	3,500	3,469
Booz Allen Hamilton, 3.875%, 9/1/28 (1)	5,666	5,526
Huntington Ingalls Industries, 2.043%, 8/16/28	3,000	2,843
Huntington Ingalls Industries, 3.483%, 12/1/27	5,631	5,545
Rolls-Royce, 5.75%, 10/15/27 (1)	3,000	3,027
		20,410
Airlines 0.4%
Delta Air Lines, 4.95%, 7/10/28	565	566
Southwest Airlines, 3.45%, 11/16/27	5,000	4,925
Southwest Airlines, 7.375%, 3/1/27	1,650	1,667
		7,158
Automotive 3.5%
Daimler Truck Finance North America, 4.30%, 8/12/27 (1)	1,055	1,053
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	201
Ford Motor Credit, 4.125%, 8/17/27	4,000	3,975
Ford Motor Credit, 5.431%, 8/13/29	1,195	1,195
Ford Motor Credit, 5.85%, 5/17/27	1,000	1,006
Ford Motor Credit, 7.35%, 11/4/27	4,000	4,100
General Motors Financial, FRN, SOFR + 1.04%, 4.69%, 2/26/27	726	727
General Motors Financial, FRN, SOFRINDX + 1.35%, 4.989%, 5/8/27	1,250	1,254
General Motors Financial, 5.00%, 7/15/27	2,500	2,509
General Motors Financial, 6.00%, 1/9/28	4,945	5,018
Hyundai Capital America, 2.375%, 10/15/27 (1)	2,000	1,948
Hyundai Capital America, 4.50%, 6/16/28 (1)	3,000	2,981
Hyundai Capital America, 4.60%, 4/6/28 (1)	3,000	2,987
Hyundai Capital America, 5.00%, 1/7/28 (1)	1,254	1,257
LG Energy Solution, 5.00%, 4/2/29 (1)	2,100	2,091
LG Energy Solution, 5.375%, 7/2/27	1,700	1,707
Mercedes-Benz Finance North America, 4.90%, 11/15/27 (1)	3,183	3,191
Stellantis Finance US, 1.711%, 1/29/27 (1)	1,325	1,308
Stellantis Financial Services US, FRN, SOFR + 1.69%, 5.332%, 9/15/28 (1)	1,600	1,606
Stellantis Financial Services US, 5.40%, 6/15/29 (1)	4,500	4,447
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1)	1,603	1,542
Volkswagen Group of America Finance, 4.35%, 6/8/27 (1)	2,500	2,493
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1)	3,723	3,688
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	276
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1)	1,445	1,448

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1)	250	256
		54,264
Banking 13.0%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3)	200	200
Banco Bilbao Vizcaya Argentaria, 4.15%, 3/3/29	3,000	2,942
Banco Santander, 4.60%, 4/15/29	1,200	1,190
Banco Santander, FRN, SOFR + 1.38%, 5.02%, 3/14/28	1,200	1,205
Bank Leumi Le-Israel, 5.343%, 6/29/29 (4)	2,390	2,398
Bank of America, VR, 4.948%, 7/22/28 (3)	11,000	11,031
Bank of Ireland Group, VR, 2.029%, 9/30/27 (1)(3)	5,000	4,990
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%, 4.711%, 2/16/28 (1)	3,800	3,823
Barclays, 4.836%, 5/9/28	5,000	4,992
Barclays, VR, 4.837%, 9/10/28 (3)	4,250	4,252
Barclays, VR, 5.501%, 8/9/28 (3)	1,250	1,259
Barclays, VR, 5.674%, 3/12/28 (3)	200	201
BNP Paribas, VR, 1.904%, 9/30/28 (1)(3)	4,500	4,364
BNP Paribas, VR, 2.159%, 9/15/29 (1)(3)	1,000	945
BNP Paribas, 4.625%, 3/13/27 (1)	4,489	4,486
BPCE, 3.50%, 10/23/27 (1)	2,000	1,971
BPCE, VR, 5.716%, 1/18/30 (1)(3)	1,000	1,012
BPCE, VR, 6.612%, 10/19/27 (1)(3)	4,000	4,011
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	1,637	1,638
Capital One Financial, VR, 1.878%, 11/2/27 (3)	3,000	2,986
Capital One Financial, VR, 4.927%, 5/10/28 (3)	3,500	3,506
Capital One Financial, VR, 7.149%, 10/29/27 (3)	2,982	2,994
Citigroup, VR, 3.668%, 7/24/28 (3)	2,000	1,982
Citigroup, 4.45%, 9/29/27	6,000	5,988
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)	7,745	7,781
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	6,000	5,988
Deutsche Bank, VR, 2.311%, 11/16/27 (3)	3,000	2,985
Deutsche Bank, VR, 2.552%, 1/7/28 (3)	1,900	1,886
Deutsche Bank, VR, 5.373%, 1/10/29 (3)	1,692	1,703
Emirates NBD Bank PJSC, 4.195%, 1/13/29, Acquisition Date: 1/6/26, Cost $3,270 (5)	3,270	3,209
Fifth Third Bancorp, VR, 4.055%, 4/25/28 (3)	4,342	4,322
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3)	2,730	2,805
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (3)	500	509
First Abu Dhabi Bank PJSC, 5.125%, 10/13/27	830	833
Goldman Sachs Group, VR, 4.148%, 1/21/29 (3)	4,800	4,758
HDFC Bank, 5.159%, 8/26/29 (1)	1,300	1,296
HDFC Bank, 5.196%, 2/15/27	1,660	1,662
HSBC Holdings, VR, 4.755%, 6/9/28 (3)	2,000	2,001
HSBC Holdings, VR, 5.21%, 8/11/28 (3)	4,000	4,019
Huntington Bancshares, VR, 4.443%, 8/4/28 (3)	1,611	1,606
Huntington National Bank, VR, 4.552%, 5/17/28 (3)	1,225	1,224
Huntington National Bank, VR, 4.871%, 4/12/28 (3)	5,500	5,505
ING Groep, VR, 6.083%, 9/11/27 (3)	230	230

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase, VR, 2.182%, 6/1/28 (3)	1,736	1,705
JPMorgan Chase, VR, 2.947%, 2/24/28 (3)	9,000	8,933
JPMorgan Chase, VR, 4.851%, 7/25/28 (3)	1,500	1,504
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	780	780
Morgan Stanley, VR, 4.133%, 10/18/29 (3)	3,000	2,953
Morgan Stanley, VR, 4.868%, 7/12/29 (3)	2,435	2,435
Morgan Stanley, VR, 6.407%, 11/1/29 (3)	2,500	2,576
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(3)(4)	4,800	4,763
PNC Bank, 4.05%, 7/26/28	2,500	2,470
Santander Holdings USA, VR, 5.04%, 6/5/30 (3)	1,130	1,123
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	496
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	2,720	2,684
Societe Generale, VR, 4.857%, 7/7/29 (1)(3)	6,970	6,937
Societe Generale, VR, 5.249%, 5/22/29 (1)(3)	435	436
Societe Generale, VR, 5.50%, 4/13/29 (1)(3)	1,000	1,006
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)	2,425	2,432
Standard Chartered, VR, 4.299%, 1/13/30 (1)(3)	2,740	2,692
Standard Chartered, 4.30%, 2/19/27 (1)	2,449	2,445
Standard Chartered, VR, 5.076%, 8/13/30 (1)(3)	1,290	1,288
Standard Chartered, VR, 5.545%, 1/21/29 (1)(3)	625	630
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	201
Standard Chartered, VR, 6.301%, 1/9/29 (1)(3)	1,500	1,526
Standard Chartered Bank, VR, 4.718%, 5/28/29 (3)	2,196	2,188
State Bank of India/London, 2.49%, 1/26/27	1,530	1,515
State Bank of India/London, 4.875%, 5/5/28	970	968
State Bank of India/London, 5.00%, 1/17/29	1,250	1,247
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	301
US Bancorp, VR, 4.548%, 7/22/28 (3)	7,000	6,995
Wells Fargo, VR, 3.584%, 5/22/28 (3)	4,075	4,046
Wells Fargo, VR, 5.574%, 7/25/29 (3)	4,500	4,562
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	433
		202,958
Beverages 0.8%
Bacardi, 4.70%, 5/15/28 (1)	6,843	6,804
Keurig Dr Pepper, 4.35%, 5/15/28	3,383	3,356
Pernod Ricard International Finance, 1.25%, 4/1/28 (1)	3,000	2,839
		12,999
Building & Real Estate 0.6%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,289
Lennar, 4.75%, 11/29/27	7,537	7,540
		8,829
Building Products 0.2%
Ferguson Enterprises, 4.80%, 8/14/29	3,405	3,395
		3,395

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 0.9%
Charter Communications Operating / Charter Communications Operating Capital, 3.75%, 2/15/28	5,000	4,901
Charter Communications Operating / Charter Communications Operating Capital, 4.20%, 3/15/28	2,000	1,971
Cox Communications, 3.35%, 9/15/26 (1)	350	350
Videotron, 3.625%, 6/15/29 (1)	7,167	6,886
		14,108
Chemicals 0.3%
EQUATE Petrochemical, 4.25%, 11/3/26	520	519
International Flavors & Fragrances, 1.832%, 10/15/27 (1)	1,682	1,631
MEGlobal, 2.625%, 4/28/28	2,259	2,152
		4,302
Consumer Products 0.5%
InRetail Consumer, 3.25%, 3/22/28	2,480	2,408
KT&G, 5.00%, 5/2/28	2,380	2,388
LG Electronics, 5.625%, 4/24/27 (1)	2,630	2,644
		7,440
Drugs 0.5%
Viatris, 2.30%, 6/22/27	7,750	7,601
		7,601
Energy 1.9%
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	3,261	3,267
Cheniere Energy, 4.625%, 10/15/28	7,725	7,683
Continental Resources, 2.268%, 11/15/26 (1)	5,356	5,331
Continental Resources, 4.375%, 1/15/28	1,700	1,688
ONEOK, 4.55%, 7/15/28	3,473	3,459
ONEOK, 5.625%, 1/15/28 (1)	2,383	2,400
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,865	1,867
Targa Resources Partners / Targa Resources Partners Finance, 5.00%, 1/15/28	3,701	3,699
		29,394
Entertainment & Leisure 1.0%
Carnival, 4.00%, 8/1/28 (1)	6,500	6,365
Carnival, 7.875%, 6/1/27	2,225	2,274
Royal Caribbean Cruises, 5.375%, 7/15/27 (1)	2,703	2,706
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	4,500	4,534
		15,879
Exploration & Production 0.5%
Var Energi, 7.50%, 1/15/28 (1)	7,238	7,466
		7,466
Financial 1.3%
Ally Financial, VR, 5.737%, 5/15/29 (3)	640	646

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ares Capital, 2.875%, 6/15/27	1,872	1,842
Ares Capital, 2.875%, 6/15/28	1,500	1,441
Ares Capital, 7.00%, 1/15/27	1,964	1,978
Bank Hapoalim, 4.722%, 7/14/29	1,500	1,474
Bank Mandiri Persero, 4.90%, 3/24/28	2,400	2,392
Jackson Financial, 5.17%, 6/8/27	818	821
LPL Holdings, 4.00%, 3/15/29 (1)	3,000	2,911
LPL Holdings, 4.625%, 11/15/27 (1)	900	897
LPL Holdings, 4.90%, 4/3/28	780	779
LPL Holdings, 5.70%, 5/20/27	3,680	3,707
Tata Capital, 5.389%, 7/21/28	1,250	1,253
		20,141
Food Processing 0.6%
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	4,330	4,413
Conagra Brands, 1.375%, 11/1/27	5,450	5,239
		9,652
Food/Tobacco 0.0%
Imperial Brands Finance, 6.125%, 7/27/27 (1)	235	238
		238
Gaming 0.9%
GLP Capital / GLP Financing II, 5.75%, 6/1/28	311	314
Gohl Capital, 4.25%, 1/24/27	3,805	3,790
Sands China, 5.40%, 8/8/28	3,100	3,119
VICI Properties / VICI Note, 3.875%, 2/15/29 (1)	6,863	6,648
VICI Properties / VICI Note, 4.50%, 1/15/28 (1)	300	297
		14,168
Gas & Gas Transmission 0.1%
National Fuel Gas, 3.95%, 9/15/27	1,000	992
		992
Health Care 4.6%
Baxter International, 1.915%, 2/1/27	2,588	2,558
Baxter International, 4.45%, 2/15/29	3,994	3,939
Becton Dickinson, 5.081%, 6/7/29	294	294
Centene, 2.45%, 7/15/28	6,500	6,198
Centene, 4.25%, 12/15/27	1,020	1,013
HCA, 5.625%, 9/1/28	5,000	5,064
HCA, 5.875%, 2/1/29	2,232	2,274
HCA, 7.05%, 12/1/27	1,047	1,074
Humana, 5.75%, 3/1/28	6,339	6,420
Humana, 5.75%, 12/1/28	2,500	2,542
IQVIA, 5.70%, 5/15/28	4,000	4,047
IQVIA, 6.25%, 2/1/29	5,000	5,136
Medline Borrower, 3.875%, 4/1/29 (1)	7,000	6,776

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Medline Borrower / Medline Co-Issuer, 6.25%, 4/1/29 (1)	4,525	4,598
Mylan, 4.55%, 4/15/28	1,111	1,102
Solventum, 5.45%, 2/25/27	3,563	3,577
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27	6,550	6,545
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28	1,750	1,788
Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29 (4)	6,000	6,000
		70,945
Home Builders 0.1%
Amrize Finance US, 3.50%, 9/22/26	1,500	1,499
		1,499
Information Technology 1.2%
Equifax, 5.00%, 8/15/29	900	900
Fiserv, 3.50%, 7/1/29	3,500	3,353
Fiserv, 5.375%, 8/21/28	3,750	3,779
Intel, 4.875%, 2/10/28	4,875	4,885
Leidos, 4.10%, 3/15/29	980	961
Mobility Global, 5.05%, 6/15/29 (1)	610	607
Nokia, 4.375%, 6/12/27	3,400	3,384
SK Hynix, 4.25%, 9/11/28 (1)	1,750	1,730
		19,599
Insurance 1.9%
Athene Global Funding, 4.95%, 1/7/27 (1)	750	751
Brown & Brown, 4.70%, 6/23/28	2,775	2,768
CNO Global Funding, 4.875%, 12/10/27 (1)	4,335	4,330
CNO Global Funding, 5.875%, 6/4/27 (1)	2,600	2,624
Equitable America Global Funding, 3.95%, 9/15/27 (1)	525	520
Equitable America Global Funding, 4.30%, 12/15/28 (1)	3,970	3,913
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.351%, 9/15/27 (1)	1,170	1,170
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1)	1,122	1,072
Equitable Financial Life Global Funding, 4.875%, 11/19/27 (1)	2,146	2,149
Jackson National Life Global Funding, 4.85%, 6/23/28 (1)	6,895	6,879
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	550
Willis North America, 4.65%, 6/15/27	2,650	2,652
		29,378
Manufacturing 1.1%
CNH Industrial, 3.85%, 11/15/27	3,057	3,027
CNH Industrial Capital, 4.75%, 3/21/28	2,000	1,998
Regal Rexnord, 6.05%, 4/15/28	11,305	11,499
		16,524
Metals & Mining 3.0%
ABJA Investment, 5.45%, 1/24/28	3,080	3,091
Anglo American Capital, 4.00%, 9/11/27 (1)	4,655	4,613
Anglo American Capital, 4.50%, 3/15/28 (1)	2,000	1,990

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
ArcelorMittal, 6.55%, 11/29/27	11,000	11,227
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	4,160	4,113
Freeport Indonesia PT, 4.763%, 4/14/27	3,820	3,815
Freeport-McMoRan, 4.375%, 8/1/28	707	701
Freeport-McMoRan, 5.00%, 9/1/27	1,544	1,544
Freeport-McMoRan, 5.25%, 9/1/29	8,864	8,890
Steel Dynamics, 1.65%, 10/15/27	6,456	6,252
		46,236
Miscellaneous 0.6%
Honeywell Aerospace, FRN, SOFRINDX + 0.63%, 4.258%, 3/16/29	7,000	7,004
Suci Second Investment, 6.00%, 10/25/28	2,470	2,518
		9,522
Oil Field Services 0.1%
Thaioil Treasury Center, 4.625%, 11/20/28	1,920	1,897
		1,897
Other Telecommunications 0.3%
KT, 4.375%, 1/3/29 (1)	2,460	2,436
NTT Finance, 4.741%, 3/31/28 (1)	1,865	1,862
		4,298
Petroleum 0.1%
KazMunayGas National, 4.75%, 4/19/27	1,413	1,410
		1,410
Pharmaceuticals 0.5%
Bayer US Finance, 6.125%, 11/21/26 (1)	860	862
Bayer US Finance II, 4.375%, 12/15/28 (1)	7,500	7,399
		8,261
Real Estate Investment Trust Securities 1.6%
American Homes 4 Rent, 4.25%, 2/15/28	6,385	6,330
American Homes 4 Rent, 4.90%, 2/15/29	267	267
Brixmor Operating Partnership, 2.25%, 4/1/28	1,486	1,428
CubeSmart, 2.25%, 12/15/28	5,000	4,723
CubeSmart, 3.125%, 9/1/26	154	154
CubeSmart, 4.375%, 2/15/29	2,000	1,975
DOC DR, 3.95%, 1/15/28	1,000	990
Healthcare Realty Holdings, 3.625%, 1/15/28	2,075	2,038
Healthcare Realty Holdings, 3.75%, 7/1/27	600	596
Rexford Industrial Realty, 5.00%, 6/15/28	5,866	5,878
		24,379
Services 2.2%
Booz Allen Hamilton, 5.375%, 1/30/30	5,150	5,139
Fidelity National Information Services, 3.75%, 5/21/29	1,339	1,295
Fidelity National Information Services, 4.45%, 3/10/28	3,315	3,297

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fidelity National Information Services, 4.70%, 7/15/27	1,900	1,899
Fidelity National Information Services, FRN, SOFR + 1.21%, 4.851%, 3/10/29	5,000	5,032
Gartner, 4.50%, 7/1/28 (1)	5,765	5,678
Global Payments, 4.50%, 11/15/28	5,000	4,931
Global Payments, 4.55%, 3/15/28	1,455	1,444
Global Payments, 4.95%, 8/15/27	3,078	3,087
MSCI, 4.00%, 11/15/29 (1)	2,500	2,407
		34,209
Telephones 0.2%
AT&T, 1.65%, 2/1/28	1,443	1,383
AT&T, 4.10%, 2/15/28	1,234	1,224
		2,607
Transportation 0.1%
Element Fleet Management, 4.80%, 5/29/29 (1)	1,305	1,296
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	60
		1,356
Transportation (Excluding Railroads) 0.1%
DP World Crescent, 4.848%, 9/26/28	2,000	1,982
		1,982
Utilities 0.7%
Cleveland Electric Illuminating, 3.50%, 4/1/28 (1)	5,269	5,157
FirstEnergy, 3.90%, 7/15/27	1,104	1,099
Sempra, 3.25%, 6/15/27	3,455	3,420
Vistra Operations, 4.55%, 10/30/28 (1)	1,230	1,217
		10,893
Wireless Communications 2.0%
American Tower, 1.50%, 1/31/28	3,000	2,868
American Tower, 5.25%, 7/15/28	3,500	3,526
Crown Castle, 3.80%, 2/15/28	1,900	1,872
Crown Castle, 5.00%, 1/11/28	3,690	3,699
Crown Castle Towers, 4.241%, 7/15/48 (1)	2,000	1,975
Rogers Communications, 3.20%, 3/15/27	4,000	3,971
Rogers Communications, 5.00%, 2/15/29	575	575
SBA Communications, 3.875%, 2/15/27	6,500	6,481
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	646
SBA Tower Trust, 1.84%, 4/15/27 (1)	2,670	2,623
Sprint Capital, 6.875%, 11/15/28	3,000	3,127
		31,363
Total Corporate Bonds (Cost $760,229)		757,752
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.0%
Foreign Govt & Muni (Excl Canadian) 1.0%
Japan Treasury Discount Bills, 1.026%, 11/24/26 (JPY)	1,701,450	10,624

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,356
Saudi Government International Bonds, 4.125%, 1/12/29 (1)	3,250	3,193
		15,173
Total Foreign Government Obligations & Municipalities (Cost $15,265)		15,173
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.5%
Commercial Mortgage-Backed Securities 0.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, ARM, 4.227%, 8/10/38 (1)	925	903
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.339%, 12/15/44 (1)	3,775	3,766
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM, 3.66%, 11/25/49 (1)	225	224
FREMF Mortgage Trust, Series 2017-K61, Class B, ARM, 3.821%, 12/25/49 (1)	1,300	1,294
FREMF Mortgage Trust, Series 2017-K65, Class B, ARM, 4.226%, 7/25/50 (1)	1,325	1,315
FREMF Mortgage Trust, Series 2017-K66, Class B, ARM, 4.17%, 7/25/27 (1)	845	838
FREMF Mortgage Trust, Series 2017-K68, Class B, ARM, 3.971%, 10/25/49 (1)	230	228
FREMF Mortgage Trust, Series 2017-K71, Class B, ARM, 3.88%, 11/25/50 (1)	1,691	1,667
FREMF Mortgage Trust, Series 2017-K71, Class C, ARM, 3.88%, 11/25/50 (1)	65	64
FREMF Mortgage Trust, Series 2020-K737, Class C, ARM, 3.363%, 1/25/53 (1)	1,570	1,562
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.031%, 5/15/39 (1)	600	600
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.23%, 6/15/39 (1)	300	299
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, ARM, 3.64%, 12/15/59	532	530
		13,290
Whole Loans Backed 6.6%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	7	7
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	75	65
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 3.881%, 12/25/66 (1)	72	66
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	537	535
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	40	36
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1)	2,110	2,088
COLT Mortgage Loan Trust, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	56	47
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	943	939
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.90%, 5.544%, 6/25/43 (1)	16	16
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.743%, 2/25/44 (1)	18	18
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.793%, 3/25/44 (1)	61	60
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, CMO, ARM, FRN, SOFR30A + 1.45%, 5.093%, 3/25/45 (1)	181	182
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 5/25/45 (1)	683	683
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.593%, 9/25/45 (1)	613	611
Connecticut Avenue Securities Trust, Series 2026-R01, Class 2A1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.493%, 1/25/46 (1)	4,755	4,738

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2026-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.893%, 4/25/46 (1)	4,097	4,099
Connecticut Avenue Securities Trust, Series 2026-R04, Class 2A1, CMO, ARM, FRN, SOFR30A + 0.90%, 4.543%, 7/25/46 (1)	1,571	1,570
Connecticut Avenue Securities Trust, Series 2026-R04, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.793%, 7/25/46 (1)	894	895
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1)	317	314
Cross Mortgage Trust, Series 2026-NQM6, Class A1, CMO, ARM, 5.268%, 5/25/71 (1)	4,686	4,639
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1)	2,309	2,294
EFMT, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	93	93
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	731	728
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	1,228	1,220
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 4.845%, 10/25/70 (1)	1,357	1,360
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	1,288	1,271
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1)	1,447	1,426
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1)	437	434
EFMT, Series 2026-NQM5, Class A1, CMO, ARM, 5.558%, 6/25/71 (1)	1,345	1,338
FIGRE Trust, Series 2026-FL2, Class A1, 5.516%, 6/25/56 (1)	2,229	2,218
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, CMO, ARM, FRN, SOFR30A + 2.10%, 5.744%, 9/25/41 (1)	4,000	4,001
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, FRN, SOFR30A + 1.30%, 4.943%, 2/25/42 (1)	8	8
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, FRN, SOFR30A + 2.95%, 6.594%, 6/25/42 (1)	56	56
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.494%, 11/25/43 (1)	670	672
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.893%, 5/25/44 (1)	2,064	2,071
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.693%, 10/25/44 (1)	200	200
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.893%, 3/25/44 (1)	372	372
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.593%, 1/25/45 (1)	200	200
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.743%, 5/25/45 (1)	505	506
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.593%, 9/25/45 (1)	635	632
Freddie Mac STACR REMIC Trust, Series 2025-DNA4, Class A1, CMO, ARM, FRN, SOFR30A + 0.90%, 4.543%, 10/25/45 (1)	1,641	1,641
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.793%, 2/25/45 (1)	449	449
Freddie Mac STACR REMIC Trust, Series 2026-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 5/25/46 (1)	1,172	1,169
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,271	1,261
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	525	522
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	708	704
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,412	1,399
HOMES Trust, Series 2026-NQM3, Class A1, CMO, ARM, 5.262%, 4/27/71 (1)	7,270	7,199

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HOMES Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.679%, 7/25/71 (1)	7,715	7,695
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	871	864
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1B, CMO, ARM, 5.195%, 10/25/65 (1)	440	436
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	184	180
MFA Trust, Series 2020-NQM2, Class A3, CMO, ARM, 1.947%, 4/25/65 (1)	32	32
MFA Trust, Series 2020-NQM3, Class A1, CMO, ARM, 1.014%, 1/26/65 (1)	157	151
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	52	50
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	751	749
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	808	809
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	200	199
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1)	1,549	1,527
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	3,023	2,986
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	444	442
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, FRN, 1M TSFR + 1.21%, 4.882%, 10/25/59 (1)	100	100
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	113	100
OBX Trust, Series 2025-NQM13, Class A1, CMO, ARM, 5.441%, 5/25/65 (1)	1,042	1,037
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	219	217
OBX Trust, Series 2025-NQM14, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 4.843%, 7/25/65 (1)	1,203	1,205
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,316	1,307
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/38 (1)	434	432
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	2,880	2,867
Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.455%, 6/25/66 (1)	3,283	3,259
SG Residential Mortgage Trust, Series 2026-5, Class A1, CMO, ARM, 5.505%, 8/25/66 (1)	5,440	5,409
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, CMO, ARM, 4.10%, 7/25/57 (1)	4,108	4,002
Structured Agency Credit Risk, Series 2026-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.493%, 2/25/46 (1)	2,205	2,195
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 2/25/46 (1)	1,002	1,001
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO, ARM, 3.25%, 3/25/58 (1)	82	82
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.282%, 10/25/59 (1)	1,000	1,005
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, 5/25/64 (1)	3,572	3,584
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	53	47
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	67	57
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	26	25
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	94	94
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	409	410
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	290	290
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	267	268

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2025-7, Class A1B, CMO, ARM, 5.129%, 8/25/70 (1)	505	499
		102,664
Total Non-U.S. Government Mortgage-Backed Securities (Cost $116,589)		115,954
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 2.0%
U.S. Government Agency Obligations 2.0%
Federal Home Loan Mortgage
6.50%, 1/1/55	563	583
6.00%, 10/1/54 - 8/1/55	5,930	6,016
Federal National Mortgage Assn.
6.00%, 10/1/54	904	917
5.50%, 2/1/53 - 7/1/53	23,161	23,125
		30,641
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $31,078)		30,641
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 5.3%
U.S. Treasury Obligations 5.3%
U.S. Treasury Bills, 3.694%, 9/29/26	5,815	5,798
U.S. Treasury Bills, 3.74%, 11/19/26	10,805	10,716
U.S. Treasury Bills, 3.778%, 12/15/26	10,835	10,716
U.S. Treasury Bills, 3.797%, 12/22/26	7,000	6,917
U.S. Treasury Notes, 3.375%, 11/30/27	3,695	3,655
U.S. Treasury Notes, 3.375%, 2/29/28	19,065	18,811
U.S. Treasury Notes, 3.50%, 10/31/27	7,500	7,434
U.S. Treasury Notes, 3.875%, 6/15/28 (6)	14,225	14,113
U.S. Treasury Notes, 4.125%, 1/31/27 (6)	950	951
U.S. Treasury Notes, 4.125%, 2/28/27	1,880	1,881
U.S. Treasury Notes, 4.25%, 12/31/26 (6)	1,625	1,627
		82,619
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $82,917)		82,619
SHORT-TERM INVESTMENTS 12.6%
Commercial Paper 12.6%
4(2) 12.6% (7)
Ares Capital, 4.097%, 9/15/26	10,000	9,983
Arrow Electronics, 4.133%, 9/3/26	14,000	13,995
Arrow Electronics, 4.176%, 9/9/26	1,000	999
Bacardi-Martini, 4.484%, 9/28/26	5,500	5,482
Brunswick, 4.254%, 9/1/26	18,000	17,998
Columbia Pipelines Holding, 3.994%, 9/21/26	8,000	7,982
Columbia Pipelines Holding, 4.034%, 10/14/26	5,500	5,474
Edison International, 3.851%, 9/1/26	10,000	9,999
Enbridge US, 3.944%, 9/22/26	6,600	6,584

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fidelity National Information Services, 3.939%, 9/14/26	2,500	2,496
Fiserv, 3.79%, 9/1/26	4,700	4,700
Global Payments, 4.163%, 9/2/26	3,800	3,799
Global Payments, 4.163%, 9/3/26	1,600	1,599
Harley-Davidson Financial Services, 4.704%, 9/3/26	3,000	2,999
HCA, 4.071%, 10/5/26	5,800	5,776
International Flavors & Fragrances, 4.062%, 9/17/26	7,000	6,987
International Flavors & Fragrances, 4.119%, 9/30/26	8,600	8,572
Keurig Dr Pepper, 3.954%, 9/4/26	10,000	9,995
Motorola Solutions, 3.896%, 9/9/26	10,000	9,990
Rogers Communications, 4.116%, 10/8/26	5,000	4,978
Rogers Communications, 4.231%, 9/24/26	3,000	2,992
Sempra, 3.925%, 9/1/26	7,000	6,999
Sempra, 3.97%, 9/24/26	7,000	6,982
Sempra, 3.974%, 9/25/26	4,000	3,989
Stellantis Financial Services US, 4.05%, 9/1/26	4,300	4,300
Stellantis Financial Services US, 4.335%, 9/23/26	1,700	1,695
Stellantis Financial Services US, 4.436%, 10/8/26	2,000	1,991
Stellantis Financial Services US, 4.452%, 9/10/26	1,200	1,199
Stellantis Financial Services US, 4.471%, 10/2/26	2,400	2,391
Videotron, 4.247%, 9/28/26	1,000	997
Videotron, 4.298%, 9/24/26	2,000	1,994
Videotron, 4.328%, 9/10/26	5,200	5,194
Western Midstream Operating, 4.133%, 9/4/26	15,000	14,993
		196,103
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.72% (8)(9)	2	2
Total Short-Term Investments (Cost $196,123)		196,105

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (8)(9)	2,450	2,450
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		2,450
Total Securities Lending Collateral (Cost $2,450)		2,450
Total Investments in Securities 98.6% of Net Assets (Cost $1,536,835)		$1,532,254
Other Assets Less Liabilities 1.4%		22,074
Net Assets 100.0%		$1,554,328

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $640,674 and represents 41.2% of net assets.

(2)	When-issued security.
(3)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(4)	All or a portion of this security is on loan at August 31, 2026.
(5)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").  Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.  The fund may have registration rights for certain restricted securities.  Any costs related to such registration are generally borne by the issuer.  The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,209 and represents 0.2% of net assets.

(6)	At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $196,103 and represents 12.6% of net assets.

(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

August 31, 2026 Unaudited

VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JP Morgan	11/24/26	USD	10,814	JPY	1,701,450	$93
Net unrealized gain (loss) on open forward currency exchange contracts						$93

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 33 U.S. Treasury Long Bonds contracts	12/26	(3,596)	$12
Short, 106 U.S. Treasury Notes ten year contracts	12/26	(11,469)	58
Short, 37 Ultra U.S. Treasury Notes ten year contracts	12/26	(4,066)	17
Short, 371 U.S. Treasury Notes five year contracts	12/26	(39,381)	165
Short, 986 U.S. Treasury Notes two year contracts	12/26	(202,799)	438
Net payments (receipts) of variation margin to date			2
Variation margin receivable (payable) on open futures contracts			$692

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$— +

Supplementary Investment Schedule
Affiliate	Value 5/31/26	Purchase Cost	Sales Cost	Value 8/31/26
T. Rowe Price Government Reserve Fund	$2	¤	¤	$2
T. Rowe Price Treasury Reserve Fund	1,424	¤	¤	2,450
	Total			$2,452^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,452.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$1,333,699	$—	$1,333,699
Short-Term Investments	2	196,103	—	196,105
Securities Lending Collateral	2,450	—	—	2,450
Total	2,452	1,529,802	—	1,532,254
Forward Currency Exchange Contracts	—	93	—	93
Futures Contracts*	690	—	—	690
Total	$3,142	$1,529,895	$—	$1,533,037

[1]
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and
U.S. Government Agency Obligations (Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF990-054Q1
08/26